Initial Public Offering	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering [Abstract]
Initial Public Offering
NOTE 4. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 27,600,000 Public Shares, which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,600,000 Public Shares, at a purchase price of $10.00 per Public Share.

NOTE 3—INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 27,600,000 Public Shares, which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,600,000 Public Shares, at a purchase price of $10.00 per Public Share.

NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 27,600,000 Public Shares, which includes the full exercise by the underwriters of their over- allotment
 option in the amount of 3,600,000 Public Shares, at a purchase price of $10.00 per Public Share.